Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 16, 2011
Rydex | SGI Floating Rate Strategies Fund (Prospectus Summary) | Rydex | SGI Floating Rate Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Floating Rate Strategies Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective --
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a high level of current income while maximizing total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund --
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in the Rydex | SGI Funds, as defined on page 46 of the Fund's
prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares--Class A Shares"
section on page 34 of the Fund's prospectus and the "How to Purchase Shares"
section on page 37 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. No portfolio turnover rate is provided for the Fund because the Fund has not yet commenced operations.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Rydex | SGI Funds, as defined on page 46 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your cost would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies --
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% (net assets, plus the amount of any borrowing for investment purposes) of its assets in floating rate senior secured syndicated bank loans, floating rate revolving credit facilities ("revolvers"), floating rate unsecured loans, and other floating rate senior secured and unsecured subordinated bonds. The loans in which the Fund will invest, generally made by banks and other lending institutions, are made to (or issued by)
corporations, partnerships and other business entities. Floating rate loans feature rates that reset regularly, maintaining a fixed spread over the London
InterBank Offered Rate ("LIBOR") or the prime rates of large money-center banks.
The interest rates for floating rate loans typically reset quarterly, although rates on some loans may adjust at other intervals.

The Fund invests in other fixed income instruments of various maturities which may be represented by bonds, debt securities, forwards, or derivatives, such as options, futures contracts, swap agreements or other similar instruments which may be fixed or floating rate securities that Guggenheim Partners Asset
Management ("Guggenheim Investments"), the Fund's sub-adviser, believes provide the potential to deliver a high level of current income. Securities in which the
Fund invests also may include, corporate bonds, convertible securities
(including those that are deemed to be "busted" because they are trading well below their equity conversion value), floating and fixed rate asset-backed securities (including collateralized mortgage-backed securities) and collateralized loan obligations ("CLOs"). The Fund may invest in a variety of investment vehicles, such as closed-end funds, exchange traded funds ("ETFs")
and other mutual funds.

The Fund may hold securities of any quality, rated or unrated, including those that are rated below investment grade or, if unrated, determined to be of comparable quality (also known as "high yield securities" or "junk bonds"). The
Fund may hold below investment grade securities with no limit.

The Fund will principally invest in U.S. dollar denominated loans and other securities of U.S. companies, but may also invest in U.S. dollar denominated loans and securities of non-U.S. companies and non-U.S. dollar denominated loans and securities (e.g., denominated in Euros, British pounds, Swiss francs or
Canadian dollars). Guggenheim Investments may attempt to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date ("forward contracts").

The Fund also may seek certain exposures through derivative transactions, including foreign exchange forward contracts, futures on securities, indices, currencies and other investments; options; interest rate swaps, cross-currency swaps, total return swaps; and credit default swaps, which may also create economic leverage in the Fund. The Fund may engage in derivative transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

The Fund also may engage, without limit, in repurchase agreements, forward commitments, short sales and securities lending. The fund may, without limitation, seek to obtain exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs and or dollar rolls).

Guggenheim Investments' investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns as compared to such benchmark indexes.

Guggenheim Investments may determine to sell a security for several reasons including, the following: (1) to adjust the portfolio's average maturity, or to shift assets into or out of higher-yielding securities; (2) if a security's credit rating has been changed or for other credit reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. The Fund will not invest in securities that are in default at the time of investment, but if a security defaults subsequent to purchase by the Fund, Guggenheim
Investments will determine in its discretion whether to hold or dispose of such security. Under adverse market conditions (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments), the Fund can make temporary defensive investments and may not be able to pursue its objective.

Risk, Heading	rr_RiskHeading	Principal Risks --
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund.

Asset-Backed and Mortgage-Backed Securities Risk. Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Collateralized Loan Obligations Risk. CLOs are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk, credit risks and default risk. Synthetic CLOs entail the risks of derivative instruments.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Derivative Transactions Risk. Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if the Fund had invested in the reference obligation directly.

Credit Risk. The Fund could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Currency Risk. The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield Securities Risk. Higher yielding, below investment grade and other high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Fund's securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs, closed-end funds and other funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Investments in Syndicated Bank Loans Risk. Investments in syndicated bank loans involve special types of risks, including credit risk, interest rate risk, liquidity risk and prepayment risk. Syndicated bank loans generally offer a floating interest rate. Syndicated bank loans may decline in value if their interest rates do not rise as much or as fast as interest rates in general.

Leverage Risk. The Fund's use of leverage (through instruments such as derivatives) may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives and unfunded commitments.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Real Estate Securities Risk. The Fund may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts ("REITs"), which are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns.

Repurchase Agreement and Reverse Repurchase Agreement Risk. In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed.

Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund's yield.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information --
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this Prospectus, the Fund has not commenced investment operations. When the Fund has completed a full calendar year of investment operations, it will disclose charts that show annual total returns, highest and lowest quarterly returns and average annual total returns(before and after taxes) compared to a benchmark index selected by the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not commenced investment operations.
Rydex | SGI Floating Rate Strategies Fund (Prospectus Summary) | Rydex | SGI Floating Rate Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Rydex | SGI Floating Rate Strategies Fund (Prospectus Summary) | Rydex | SGI Floating Rate Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Rydex | SGI Floating Rate Strategies Fund (Prospectus Summary) | Rydex | SGI Floating Rate Strategies Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Rydex | SGI Floating Rate Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[1]
Total annual fund operating expenses after fee waiver (and / or expense reimbursement)	rr_NetExpensesOverAssets	1.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	574
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	892
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	574
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	892
Rydex | SGI Floating Rate Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.30%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[1]
Total annual fund operating expenses after fee waiver (and / or expense reimbursement)	rr_NetExpensesOverAssets	1.77%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	280
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	668
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	668
Rydex | SGI Floating Rate Strategies Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total annual fund operating expenses after fee waiver (and / or expense reimbursement)	rr_NetExpensesOverAssets	0.78%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	80
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	318

[1]	The Investment Manager has contractually agreed through January 31, 2013 to waive fees to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A -- 1.02%, Class C -- 1.77 % and Institutional Class -- 0.78%. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights) and it can be terminated by the Fund's Board of Directors, subject to the recoupment rights of the Investment Manager.